Summary of Significant Accounting Policies - Schedule of basic and diluted net loss per common share (Detail) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common Class A
Denominator: Weighted average Class A common stock
Common stock, basic and diluted (in Shares)	24,371,147	9,443,456		9,902,845	8,082,020
Earnings (loss) per share/basic and diluted common stock	$ (12.35)	$ (0.15)		$ (0.82)	$ (0.74)
Common Class A | Holicity Inc.
Numerator: Earnings allocable to Class A common stock
Interest income	$ 14,038		$ 46,957
Income and franchise tax	(14,038)		(46,957)
Net Income/loss	$ 0		$ 0
Denominator: Weighted average Class A common stock
Common stock, basic and diluted (in Shares)	30,000,000		30,000,000
Earnings (loss) per share/basic and diluted common stock	$ 0.00		$ 0.00
Class B Common Stock
Denominator: Weighted average Class A common stock
Common stock, basic and diluted (in Shares)	70,444,444	71,970,000		73,385,753	63,684,201
Earnings (loss) per share/basic and diluted common stock	$ (12.35)	$ (0.15)		$ (0.82)	$ (0.74)
Class B Common Stock | Holicity Inc.
Numerator: Earnings allocable to Class A common stock
Net Income/loss	$ (19,962,564)		$ (7,342,273)
Class A common stock net income	0		0
Net loss	$ (19,962,564)		$ (7,342,273)
Denominator: Weighted average Class A common stock
Common stock, basic and diluted (in Shares)	7,500,000		7,500,000
Earnings (loss) per share/basic and diluted common stock	$ (2.66)		$ (0.98)